Non-Controlling Interest (Details Narrative) - CAD ($)				5 Months Ended	8 Months Ended	12 Months Ended
	Dec. 04, 2023	Nov. 01, 2023	Jun. 20, 2023	Dec. 04, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Net loss						$ (3,577,144)	$ 2,241,986
Solar Alliance Dev Co LLC [member]
IfrsStatementLineItems [Line Items]
Membership interest rate	33.00%		67.00%				67.00%
Net loss				$ 7,023
OFIT GM [member]
IfrsStatementLineItems [Line Items]
Membership interest rate		49.90%
OFIT RT [member]
IfrsStatementLineItems [Line Items]
Membership interest rate		49.90%
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Membership interest rate						49.90%
Net loss					$ 80,171
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Membership interest rate						49.90%
Net loss					$ 30,259